Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Events after the reporting period (Details) - EUR (€)						12 Months Ended
	Jan. 30, 2024	Jun. 30, 2023	Mar. 21, 2023	Jun. 28, 2022	Apr. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Reduction of issued capital						€ 0	€ 0	€ 0
(-) Own shares
Disclosure of non-adjusting events after reporting period [line items]
Reduction of issued capital		€ 134,924,476.5	€ 170,203,286	€ 143,154,722.5	€ 129,965,136.5	€ (1,900,000,000)	€ (1,706,000,000)
Redemption of treasury shares, shares		269,848,953	340,406,572	286,309,445	259,930,273
Capital Reduction
Disclosure of non-adjusting events after reporting period [line items]
Capital reduction, percentage of capital acquired in the first share buyback program	2.22%
Capital Reduction | (-) Own shares
Disclosure of non-adjusting events after reporting period [line items]
Reduction of issued capital	€ 179,283,743.5
Redemption of treasury shares, shares	358,567,487